Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	460,532,409.68	27,646
Yield Supplement Overcollateralization Amount 11/30/19	19,636,349.51	0
Receivables Balance 11/30/19	480,168,759.19	27,646
Principal Payments	18,918,378.69	633
Defaulted Receivables	681,728.73	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	18,458,979.49	0
Pool Balance at 12/31/19	442,109,672.28	26,977

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.66%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	5,050,428.80	259
Past Due 61-90 days	1,320,475.11	68
Past Due 91-120 days	263,068.42	19
Past Due 121+ days	0.00	0
Total	6,633,972.33	346

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	428,041.37
Aggregate Net Losses/(Gains) - December 2019	253,687.36
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.63%
Prior Net Losses Ratio	1.19%
Second Prior Net Losses Ratio	0.51%
Third Prior Net Losses Ratio	0.59%
Four Month Average	0.73%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	11,715,906.32
Actual Overcollateralization	11,715,906.32
Weighted Average APR	3.07%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	42.88

Flow of Funds	$ Amount

Collections	20,590,663.68
Investment Earnings on Cash Accounts	6,889.57
Servicing Fee	(400,140.63)
Transfer to Collection Account	0.00
Available Funds	20,197,412.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	886,236.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	6,218,628.54
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,715,906.32
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,302,994.47

Total Distributions of Available Funds	20,197,412.62

Servicing Fee	400,140.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 12/16/19	448,328,300.82
Principal Paid	17,934,534.86
Note Balance @ 01/15/20	430,393,765.96

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-3
Note Balance @ 12/16/19	334,648,300.82
Principal Paid	17,934,534.86
Note Balance @ 01/15/20	316,713,765.96
Note Factor @ 01/15/20	93.1511076%

Class A-4
Note Balance @ 12/16/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	83,100,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	30,580,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	959,883.29
Total Principal Paid	17,934,534.86
Total Paid	18,894,418.15

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	697,183.96
Principal Paid	17,934,534.86
Total Paid to A-3 Holders	18,631,718.82

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9582734
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9044554
Total Distribution Amount	18.8627288

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0505411
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.7486319
Total A-3 Distribution Amount	54.7991730

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	346.74
Noteholders' Principal Distributable Amount	653.26

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,548,816.60
Investment Earnings	3,415.29
Investment Earnings Paid	(3,415.29)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60